Sale of businesses and brands (Tables)	6 Months Ended
Dec. 31, 2018
Text block [abstract]
Cash Consideration Received and Net Assets Disposed of in Respect of Sale of Businesses and Brands and the Disposal of a Portfolio of 19 Brands

Cash consideration received and net assets disposed of in respect of sale of businesses and brands in the six months ended 31 December 2018, were in respect of the disposal of a portfolio of 19 brands to Sazerac on 20 December 2018:

£ million
Sale consideration
Cash received in period	419
Transaction costs payable	(17)
Deferred consideration receivable	16

418

Net assets disposed of
Brands	(230)
Goodwill	(12)
Property, plant and equipment	(2)
Investment in associates	(3)
Inventories	(17)

(264)

Gain on disposal before taxation	154
Taxation	(34)

Gain on disposal after taxation	120